File No. 33-65822
                                                                       811-07379
                                                             (formerly 811-7870)

    As Filed with the Securities and Exchange Commission on October 30, 1998.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [x]

         Pre-Effective Amendment No. ___                               [ ]

         Post-Effective Amendment No. 13                               [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [x]

         Amendment No. 14                                              [x]

                        (Check appropriate box or boxes)


                           PIONEER REAL ESTATE SHARES
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                 (617) 742-7825
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)


Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
        -----------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuantto paragraph (b)
[X] on October 30, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities:  Shares of beneficial interest, no par value

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 4/9/98                4/9/98               0000908996-98-000009

Prospectus supplement
  dated 10/19/98                       10/15/98             0001016964-98-000114

Class Y prospectus dated 4/9/98        4/9/98               0000908996-98-000009

Class Y prospectus supplement
  dated 10/23/98                       10/22/98             0001016964-98-000119

Statement of additional informa-
  tion (SAI) dated 4/9/98              4/9/98               0000908996-98-000009

Financial statements at 12/31/97
  and independent auditors'
  report                               3/3/98               0000908996-98-000006

Financial statements at 6/30/98
  and independent auditors'
  report                               8/20/98              0000908996-98-000013

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

      (a)   Financial Statements:

            See Statement of Incorporation by Reference.

      (b)   Exhibits:

            1.1   Agreement and Declaration of Trust (1)

            1.2   Certificate of Trust (3)

            1.3   Amendment to Certificate of Trust. (3)

            1.4   Amendment to Agreement and Declaration of Trust. (3)

            1.5   Establishment and Designation of Classes A, B and C. (4)

            1.6   Establishment and Designation of Class Y (8)

            2.    By-Laws. (1)

            3.    None.

            4.    None.

            5.1 Management Contract between the Registrant and Pioneering Management Corporation. (4)

            5.2 Form of Subadvisory Agreement by and among the Registrant, Pioneering Management Corporation and Boston Financial Securities, Inc. (5)

            6.1 Form of Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.+

            6.2   Form of Dealer Sales Agreement. (2)

            7.    None.

            8. Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (1)

            9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation. (1)

            10.   Opinion and Consent of Counsel. (3)

            11.   Consent of Independent Public Accountants.+

            12.   None.

            13.   Share Purchase Agreement. (1)

            14.   None.

            15.1  Distribution Plan relating to Class A shares. (1)

            15.2  Form of Distribution Plan relating to Class B shares. +

            15.3  Distribution Plan relating to Class C shares. (4)

            16.   None.

            17.   Financial Data Schedules.+

            18.   Multiple Class Plan pursuant to Rule 18f-3
                  dated March 26, 1998. (7)

            19.   Powers of Attorney. (1), (6) and (7)

--------------

     +  Filed herewith.

     1 Filed with Post-Effective Amendment No. 4 to the Registration Statement on April 25, 1995 and incorporated herein by reference.

     2 Filed with Pre-Effective Amendment No. 1 on September 20, 1993 and incorporated herein by reference.

     3 Filed with Post-Effective Amendment No. 5 to the Registration Statement on November 8, 1995 and incorporated herein by reference.

     4 Filed with Post-Effective Amendment No. 6 to the Registration Statement on November 14, 1995 and incorporated herein by reference.

     5 Filed with Post-Effective Amendment No. 8 to the Registration Statement on February 29, 1996 and incorporated herein by reference.

     6 Filed with Post-Effective Amendment No. 10 to the Registration Statement on Ap[ril 28, 1997 and incorporated herein by reference.

     7 Filed with Post-Effective Amendment No. 11 to the Registration Statement on January 27, 1998 and incorporated herein by reference.

     8 Filed with Post-Effective Amendment No. 12 to the Registration Statement on April 4, 1998 and incorporated herein by reference.

Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)              PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered  investment  companies that are parties to management  contracts with
PMC:

Funds                                               Business Trust
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer Indo-Asia                                   DE
Pioneer Capital Growth Fund                         DE
Pioneer Equity-Income Fund                          DE
Pioneer Growth Shares                               DE
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES

     Not applicable.

ITEM 27.    INDEMNIFICATION.

            Except for the Agreement and Declaration of Trust dated March 10, 1995 establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

            The business and other connections of the officers and directors of the Registrant's investment adviser, Pioneering Management Corporation ("PMC"), and the Registrant's investment subadviser, Boston Financial Securities, Inc. ("BFS"), are listed on the Forms ADV of PMC and BFS as currently on file with the Commission (PMC File No. 801-8255; BFS File No. 801-11170), the text of which are hereby incorporated by reference.

            The following sections of such Forms ADV are incorporated herein by reference:

            (a)   Items 1 and 2 of Part 2;

            (b)   Section IV, Business Background, of each Schedule D.

Item 28.  Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part 2; and

         (b)      Section IV, Business Background, of each Schedule D.

Item 29.  Principal Underwriters

         (a)      See Item 25 above.

         (b)      Directors and officers of PFD:

                          Positions and Offices         Positions and Offices
         Name               with Underwriter              with Registrant

John F. Cogan, Jr.          Director and Chairman          Chairman of the
                                                           Board, President
                                                           and Trustee

Robert L. Butler            Director and President         None

David D. Tripple            Director                       Executive Vice
                                                           President and
                                                           Trustee

Steven M. Graziano          Senior Vice President          None

Stephen W. Long             Senior Vice President          None

Barry G. Knight             Vice President                 None

William A. Misata           Vice President                 None

Anne W. Patenaude           Vice President                 None

Elizabeth B. Bennett        Vice President                 None

Gail A. Smyth               Vice President                 None

Constance D. Spiros         Vice President                 None

Marcy L. Supovitz           Vice President                 None

Mary Kleeman                Vice President                 None

Steven R. Berke             Assistant Vice President       None

Steven H. Forss             Assistant Vice President       None

Mary Sue Hoban              Assistant Vice President       None

Debra A. Levine             Assistant Vice President       None

Junior Roy McFarland        Assistant Vice President       None

Marie E. Moynihan           Assistant Vice President       None

William H. Keough           Treasurer                      Treasurer

Roy P. Rossi                Assistant Treasurer            None

Joseph P. Barri             Clerk                          Secretary

Robert P. Nault             Assistant Clerk                Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.

            The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

ITEM 31.    MANAGEMENT SERVICES.

     Not applicable.

ITEM 32.    UNDERTAKINGS.

            (a) Not applicable.

            (b) Not applicable.

            (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to its Registration Statement (the "Amendment") pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                    PIONEER REAL ESTATE SHARES

                              By:   /s/ John F. Cogan, Jr.
                                    John F. Cogan, Jr.
                                    Chairman and President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Blake Eagle*                                                      )
Blake Eagle                                                       )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Stephen G. Kasnet*                                                )
Stephen G. Kasnet                                                 )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.           Dated:  October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                Exhibit Index
                                -------------

Exhibit
Number            Document Title
------            --------------

6.1.        Form of Underwriting Agreement

11.         Consent of Independent Public Accountants

15.2.       Form of Class B Distribution Plan

17.         Financial Data Schedules